Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accrued compensation and related benefits	$ 407,497	$ 439,156
Accrued severance	250,605	0
Accrued research and development expenses	744,240	316,099
Accrued other expenses	7,951	170,000
Total	$ 1,410,293	$ 925,255